Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Minor Installations Related to Buildings [Member]
Buildings and other construction:
Estimated useful lives	35 years
Minor Installations Related to Buildings [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	10 years
Administrative facilities [Member]
Buildings and other construction:
Estimated useful lives	51 years
Administrative facilities [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	20 years
Main production structures [Member]
Buildings and other construction:
Estimated useful lives	56 years
Main production structures [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	20 years
Minor production structures [Member]
Buildings and other construction:
Estimated useful lives	35 years
Minor production structures [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	20 years
Mills [Member]
Buildings and other construction:
Estimated useful lives	45 years
Mills [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	24 years
Horizontal and vertical furnaces, crushers and grinders [Member]
Buildings and other construction:
Estimated useful lives	36 years
Horizontal and vertical furnaces, crushers and grinders [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	23 years
Electricity facilities and other minors [Member]
Buildings and other construction:
Estimated useful lives	35 years
Electricity facilities and other minors [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	10 years
Furniture and fixtures [Member]
Buildings and other construction:
Estimated useful lives	10 years
Heavy units [Member]
Buildings and other construction:
Estimated useful lives	15 years
Heavy units [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	5 years
Light units [Member]
Buildings and other construction:
Estimated useful lives	10 years
Light units [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	5 years
Computer equipment [Member]
Buildings and other construction:
Estimated useful lives	10 years
Computer equipment [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	3 years
Tools [Member]
Buildings and other construction:
Estimated useful lives	10 years
Tools [Member] | Minimum [Member]
Buildings and other construction:
Estimated useful lives	5 years